Income Tax - Summary of Reconciliation Between Taxes On Income And Expected Income Tax Benefit (Detail) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Major components of tax expense (income) [abstract]
Profit/(loss) before taxes	€ (96,994)		€ 42,036	€ (93,335)
Expected taxes	29,475	$ 0	(12,774)	27,160	$ 0
Difference in tax rates	(4,670)		(4,868)	(3,274)
Non-deductible tax-expenses	0		0	(52)
Permanent Differences	(6,304)		(1,123)	(10,881)
Utilization of previously unrecorded tax losses carried forward	0		7,067	0
Non-recognition of deferred taxes on tax losses and temporary differences	(18,501)		7,176	(12,953)
Taxes on income	€ 0		€ (4,522)	€ 0